Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	20,000,000	20,000,000	20,000,000
Preferred stock, issued	3,583,860	3,773,592
Preferred stock, outstanding	3,583,860	3,773,592
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, issued	53,468,563	31,743,797	19,969,341
Common stock, outstanding	53,468,563	31,743,797	19,969,341
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Preferred stock, issued	3,583,860	3,773,592	1,627,000
Preferred stock, outstanding	3,583,860	3,773,592	1,627,000